J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

Statement of Additional Information dated March 1, 2016, as supplemented

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

Statement of Additional Information dated December 16, 2015, as supplemented

JPMorgan Diversified Return International Currency Hedged ETF

Statement of Additional Information dated March 30, 2016, as supplemented

JPMorgan Diversified Return U.S. Mid Cap ETF

Statement of Additional Information dated May 9, 2016

Supplement dated November 14, 2016

to the Statements of Additional Information as dated above, as supplemented

Effective immediately for the JPMorgan Diversified Return U.S. Equity Fund and JPMorgan Diversified Return U.S. Mid Cap Equity Fund, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to each Fund is hereby deleted in its entirety and replaced with the applicable information below.

Effective January 3, 2017 for the remainder of the Funds, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to each Fund will be deleted in its entirety and replaced with the applicable information below.

JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Equity ETF and JPMorgan Diversified Return U.S. Equity ETF

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of September 30, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity ETF
Yazann Romahi	3	$357,619	7	$3,115,091	0	$0
Kartik Aiyar	0	0	0	0	0	0
Albert Chuang	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0

Global Equity ETF
Yazann Romahi	3	$357,619	7	$3,115,091	0	$0
Kartik Aiyar	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Wei (Victor) Li	3	357,619	7	3,115,091	0	0
Joe Staines	0	0	0	0	0	0

SUP-SAI-ETF-1116

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Equity ETF
Yazann Romahi	3	$357,619	7	$3,115,091	0	$0
Kartik Aiyar	0	0	0	0	0	0
Albert Chuang	0	0	0	0	0	0
Wei (Victor) Li	3	357,619	7	3,115,091	0	0
Joe Staines	0	0	0	0	0	0

U.S. Equity ETF
Yazann Romahi	3	$357,619	7	$3,115,091	0	$0
Jonathan Msika	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Steven (Yegang) Wu	0	0	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of September 30, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity ETF
Yazann Romahi	0	$0	0	$0	0	$0
Kartik Aiyar	0	0	0	0	0	0
Albert Chuang	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0

Global Equity ETF
Yazann Romahi	0	$0	0	$0	0	$0
Kartik Aiyar	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Wei (Victor) Li	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0

International Equity ETF
Yazann Romahi	0	$0	0	$0	0	$0
Kartik Aiyar	0	0	0	0	0	0
Albert Chuang	0	0	0	0	0	0
Wei (Victor) Li	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0

U.S. Equity ETF
Yazann Romahi	0	$0	0	$0	0	$0
Jonathan Msika	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Steven (Yegang) Wu	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of September 30, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Emerging Markets Equity ETF
Yazann Romahi	X
Kartik Aiyar	X
Albert Chuang	X
Naveen Kumar	X
Joe Staines	X

Global Equity ETF
Yazann Romahi	X
Kartik Aiyar	X
Naveen Kumar	X
Wei (Victor) Li	X
Joe Staines	X

International Equity ETF
Yazann Romahi	X
Kartik Aiyar	X
Albert Chuang	X
Wei (Victor) Li	X
Joe Staines	X

U.S. Equity ETF
Yazann Romahi	X
Jonathan Msika	X
Joe Staines	X
Steven (Yegang) Wu	X

JPMorgan Diversified Return Europe Equity ETF and JPMorgan Diversified Return Europe Currency Hedged ETF

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Europe Equity ETF
Yazann Romahi[1]	3	$357,619	7	$3,115,091	0	$0
Kartik Aiyar[1]	0	0	0	0	0	0
Naveen Kumar[1]	0	0	0	0	0	0
Wei (Victor) Li1	3	357,619	7	3,115,091	0	0
Jonathan Msika[1]	0	0	0	0	0	0
Joe Staines[1]	0	0	0	0	0	0

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Europe Currency Hedged ETF
Yazann Romahi[1]	3	$357,619	7	$3,115,091	0	$0
Kartik Aiyar[1]	0	0	0	0	0	0
Naveen Kumar[1]	0	0	0	0	0	0
Wei (Victor) Li1	3	357,619	7	3,115,091	0	0
Jonathan Msika[1]	0	0	0	0	0	0
Joe Staines[1]	0	0	0	0	0	0
Roger Hallam	0	0	1	91,867	0	0
Danny Sage	0	0	0	0	0	0

[1]	As of September 30, 2016

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Europe Equity ETF
Yazann Romahi[1]	0	$0	0	$0	0	$0
Kartik Aiyar[1]	0	0	0	0	0	0
Naveen Kumar[1]	0	0	0	0	0	0
Wei (Victor) Li1	0	0	0	0	0	0
Jonathan Msika[1]	0	0	0	0	0	0
Joe Staines[1]	0	0	0	0	0	0

Europe Currency Hedged ETF
Yazann Romahi[1]	0	$0	0	$0	0	$0
Kartik Aiyar[1]	0	0	0	0	0	0
Naveen Kumar[1]	0	0	0	0	0	0
Wei (Victor) Li1	0	0	0	0	0	0
Jonathan Msika[1]	0	0	0	0	0	0
Joe Staines[1]	0	0	0	0	0	0
Roger Hallam	0	0	0	0	0	0
Danny Sage	0	0	0	0	0	0

[1]	As of September 30, 2016
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Europe Equity ETF
Yazann Romahi[1]	X
Kartik Aiyar[1]	X
Naveen Kumar[1]	X
Wei (Victor) Li1	X
Jonathan Msika[1]	X
Joe Staines[1]	X

Europe Currency Hedged ETF
Yazann Romahi[1]	X
Kartik Aiyar[1]	X
Naveen Kumar[1]	X
Wei (Victor) Li1	X
Jonathan Msika[1]	X
Joe Staines[1]	X
Roger Hallam	X
Danny Sage	X

[1]	As of September 30, 2016

JPMorgan Diversified Return International Currency Hedged Equity ETF

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Currency Hedged ETF
Yazann Romahi[1]	3	$357,619	7	$3,115,091	0	$0
Kartik Aiyar[1]	0	0	0	0	0	0
Albert Chuang[1]	0	0	0	0	0	0
Joe Staines[1]	0	0	0	0	0	0
Roger Hallam	0	0	1	91,867	0	0
Danny Sage	0	0	0	0	0	0

[1]	As of September 30, 2016

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Currency Hedged ETF
Yazann Romahi[1]	0	$0	0	$0	0	$0
Kartik Aiyar[1]	0	0	0	0	0	0
Albert Chuang[1]	0	0	0	0	0	0
Joe Staines[1]	0	0	0	0	0	0
Roger Hallam	0	0	0	0	0	0
Danny Sage	0	0	0	0	0	0

[1]	As of September 30, 2016
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Currency Hedged ETF
Yazann Romahi[1]	X
Kartik Aiyar[1]	X
Albert Chuang[1]	X
Joe Staines[1]	X
Roger Hallam	X
Danny Sage	X

[1]	As of September 30, 2016

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of September 30, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Mid Cap Equity ETF
Yazann Romahi	3	$357,619	7	$3,115,091	0	$0
Jonathan Msika	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Steven (Yegang) Wu	0	0	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of September 30, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Mid Cap Equity ETF
Yazann Romahi	0	$0	0	$0	0	$0
Jonathan Msika	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Steven (Yegang) Wu	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of September 30, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Mid Cap Equity ETF
Yazann Romahi	X
Jonathan Msika	X
Joe Staines	X
Steven (Yegang) Wu	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE